Scudder
                              Institutional Shares

                           Scudder Money Market Series
                      Scudder Tax Free Money Market Series
                     Scudder Government Money Market Series

                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

    Investment Manager
    Scudder Kemper Investments, Inc.
    345 Park Avenue
    New York, New York 10154

    Distributor
    Scudder Investor Services, Inc.
    Two International Place
    Boston, Massachusetts 02110

    Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

    Fund Accounting Agent
    Scudder Fund Accounting Corporation
    Two International Place
    Boston, Massachusetts 02110

    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation
    P.O. Box 9242
    Boston, Massachusetts 02205

    Legal Counsel
    Dechert Price & Rhoads
    Boston, Massachusetts 02109
                                -----------------

    Scudder Institutional Shares are not insured or guaranteed by the U.S. Government. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

    This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.



                                     Scudder
                              Institutional Shares



                                  Scudder Money
                                  Market Series


                             Scudder Tax Free Money
                                  Market Series


                               Scudder Government
                               Money Market Series



















                                  Annual Report
                                December 31, 1997

Board of Directors

DR. ROSITA P. CHANG                Director; Professor of Finance, University of Rhode Island

EDGAR R. FIEDLER(1) (2) (3)        Director; Senior Fellow and Economic Counsellor, The Conference
                                   Board, Inc.

PETER B. FREEMAN(2) (3)            Director; Corporate Director and Trustee

DR. J. D. HAMMOND                  Director; Dean, Smeal College of Business Administration,
                                   Pennsylvania State University

RICHARD M. HUNT                    Director; University Marshal and Senior Lecturer, Harvard University

DANIEL PIERCE(1)                   President

                                   (1)Member of Executive Committee
                                   (2)Member of Nominating Committee
                                   (3)Member of Audit Committee


--------------------------------------------------------------------------------
Officers

DANIEL PIERCE                      President

K. SUE COTE                        Vice President

JERARD K. HARTMAN                  Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

KATHRYN L. QUIRK                   Vice President

DAVID B. WINES                     Vice President

Dear Shareholder:

     Scudder Institutional Shares is a class of shares in three different money market mutual fund portfolios: Scudder Money Market Series, Scudder Government Money Market Series, and Scudder Tax Free Money Market Series. Each of these money market portfolios seeks to provide a high level of current income while preserving capital and maintaining liquidity.

     All three portfolios seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each will maintain stable net asset values.)

     Please see the following pages for financial statements as of December 31, 1997, as well as a list of each portfolio's investments.

     If you have questions concerning any series of Scudder Institutional Shares, please call toll free (800) 854-8525 from any continental state.

                                                       /s/Daniel Pierce
                                                          Daniel Pierce
                                                               Chairman

Scudder Institutional Shares/Money Market Series
Investment Portfolio
December 31, 1997

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements 21.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/97 at 6.5%, to be repurchased at $100,036,111 on 1/2/98, collateralized by a $50,000,000
  U.S. Treasury Note, 6.75%, 5/31/99 and a $48,878,000 U.S. Treasury Note,
  6.25%, 3/31/99 ........................................................................    100,000,000           100,000,000
Repurchase Agreement with Salomon Brothers dated 12/31/97 at 6.7%, to be repurchased at $75,027,917 on 1/2/98, collateralized by $79,830,000 U.S.
  Treasury Bills, 10/15/98 ..............................................................     75,000,000            75,000,000
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%, to be repurchased at $49,586,523 on 1/2/98, collateralized by a
  $39,610,000 U.S. Treasury Bond, 8.125%, 8/15/19 .......................................     49,570,000            49,570,000
------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $224,570,000)                                                                    224,570,000
------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 42.0%
------------------------------------------------------------------------------------------------------------------------------
AVCO Financial, 1/14/98 .................................................................     10,000,000             9,980,139
American General Finance Corp., 5.812%, 3/18/98 .........................................     40,000,000            40,000,000
Associates Corp NA, 3/24/98 .............................................................     40,000,000            39,482,489
Bank of Montreal, 1/22/98 ...............................................................     30,000,000            29,903,663
Bank of Nova Scotia, 2/3/98 .............................................................     25,000,000            24,872,469
Bankers Trust, 5.97%, 8/28/98 ...........................................................     10,000,000             9,998,436
Barclay's Bank PLC BA, 2/9/98 ...........................................................      8,000,000             7,952,247
Bell Atlantic Financial Services, 1/27/98 ...............................................     40,000,000            39,831,000
Ciesco, L.P., 2/23/98 ...................................................................     20,000,000            19,833,639
Corporate Asset Fund, 1/14/98 ...........................................................     20,000,000            19,959,700
Dai Ichi Kangyo Bank, 1/27/98 ...........................................................     10,000,000             9,959,700
Dai Ichi Kangyo NY Bank, 1/28/98 ........................................................     19,000,000            18,919,060
FCAR Owner Trust I, 1/5/98 ..............................................................     20,000,000            19,987,511
Ford Credit Receivables, 1/27/98 ........................................................     10,000,000             9,960,206
Ford Motor Credit Co.,1/6/98 ............................................................     10,000,000             9,992,194
General Electric Capital Corp., 4/15/98 .................................................     20,000,000            19,673,556
General Electric Capital, 1/8/98 ........................................................     20,000,000            19,978,611
New Center Asset Trust, 2/18/98 .........................................................     10,000,000             9,924,000
New Center Asset Trust, 2/25/98 .........................................................     20,000,000            19,830,722
Prudential Funding, 3/26/98 .............................................................     20,000,000            19,741,933
Public Service Co. of Colorado, 1/15/98 .................................................      8,000,000             7,982,329
Republic of New York, 1/6/98 ............................................................     20,000,000            19,984,618

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Royal Bank Canada,  2/11/98 .............................................................      8,900,000             8,844,150
------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $436,592,372)                                                                         436,592,372
------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit 22.4%
------------------------------------------------------------------------------------------------------------------------------
Bank of America, 5.95%, 10/22/98 ........................................................     10,000,000             9,996,151
Bank of Nova Scotia, 5.793%, 10/1/98 ....................................................     10,000,000             9,994,453
Bank of Nova Scotia, 5.715%, 10/30/98 ...................................................     10,000,000             9,991,384
Bankers Trust Company, 6.24%, 4/2/98 ....................................................      4,500,000             4,503,400
Banque National de Paris, 5.89%, 9/10/98 ................................................     15,000,000            14,999,537
Banque National de Paris, 5.9%, 10/21/98 ................................................     15,000,000            15,009,692
Canadian Imperial, 5.81%, 3/11/98 .......................................................     25,000,000            25,001,889
Daichi Kangyo Bank, 5.78%, 1/27/98 ......................................................     10,000,000            10,000,563
First National Bank of Boston, 5.61%, 1/5/98 ............................................     25,000,000            25,000,000
Lasalle National Bank, 5.91%, 8/12/98 ...................................................     10,000,000            10,001,169
Morgan Guaranty Trust Co., 5.87%, 8/6/98 ................................................     20,000,000            19,998,644
National Westminster Bank, 5.855%, 8/7/98 ...............................................     20,000,000            19,997,143
Societe Generale, 5.75%, 1/5/98 .........................................................     20,000,000            19,999,754
Societe Generale, 5.8%, 1/29/98 .........................................................     19,000,000            19,000,000
Societe Generale, 5.91%, 9/4/98 .........................................................     10,000,000             9,998,396
Sumitomo Bank Ltd., 5.63%, 1/8/98 .......................................................      9,000,000             9,000,017
------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $232,492,192)                                                                  232,492,192
------------------------------------------------------------------------------------------------------------------------------

U. S. Government Agency Obligations 1.4%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc., 5.51%, 3/14/98*
  (Cost $14,981,673) ....................................................................     15,000,000            14,981,673

Short-Term Notes 12.6%
------------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 5.6419%, 1/24/98* ......................................     10,000,000            10,000,000
Bank of America NT&SA, 5.87%, 1/5/98 ....................................................     15,000,000            15,000,317
Bank One, Columbus, N.A., 5.50%, 1/6/98* ................................................     20,000,000            19,995,660
Bankers Trust Co. Medium Term Note, 5.71%, 1/1/98* ......................................     25,000,000            24,999,389
First National Bank of Maryland, 5.95%, 10/22/98 ........................................     14,850,000            14,857,587
IBM Credit Corp, 5.9%, 2/15/98 ..........................................................     10,000,000            10,022,812
Lockheed Martin Corp., 6.625%, 6/15/98 ..................................................      8,000,000             8,025,859

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Money Market Series

                                                                                             Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
MMR Funding I, 5.18%, 1/1/98* ...........................................................      5,500,000             5,500,000
Student Loan Marketing Assoc., 5.619%, 1/6/98* ..........................................     22,400,000            22,398,187
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $130,799,811)                                                                         130,799,811
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,039,436,048) (a)                                                   1,039,436,048
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes is $1,039,436,048.

*     Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series
Investment Portfolio
December 31, 1997

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------

Short-Term Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------
Alabama
Stevenson, AL, Industrial Development Board, Daily Demand Note, 5%, 11/1/16 ....  1,000,000          A1+             1,000,000

Alaska
Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A, Weekly
  Demand Note, 3.8%, 6/1/26 ....................................................  3,000,000          A1+             3,000,000
Valdez, AK, Marine Terminal Revenue, ARCO Transportation Alaska, Inc. Project,
  Series 1994, TECP, 3.75%, 2/17/98 ............................................  2,000,000          MIG1            2,000,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Project B, Daily Demand
  Note, 5%, 12/1/33 ............................................................  2,700,000          A1+             2,700,000
Valdez, AK, Marine Terminal Revenue, Series 1993 A, Daily Demand Note, 5%,
  12/1/33 ......................................................................  4,500,000          A1+             4,500,000

Arizona
Apache County, AZ, Industrial Development Revenue Tuscan Electric Co.,
  Springerville Project, Series 1985 A, Weekly Demand Note, 3.75%, 12/1/20 .....    500,000          A1+               500,000
Maricopa County, AZ, Pollution Control Authority, Daily Demand Note,
  4.8%, 5/1/29 .................................................................    800,000          A1+               800,000
Maricopa County, AZ, Pollution Control Authority, Palos Verde Project, Series
  1985 F, TECP, 3.8%, 1/20/98 ..................................................  2,100,000          A1              2,100,000
Pima County Industrial Development Authority, Series 1985, SFE Technologies,
  Weekly Demand Note, 4.65%, 12/1/05 ...........................................  1,500,000          VMIG1           1,500,000
Pinal County, AZ, Pollution Control Revenue, Magma Copper, Series 1984, Daily
  Demand Note, 4.95%, 12/1/09 ..................................................  2,600,000          A1+             2,600,000
Scottsdale, AZ, Industrial Development Authority, Hospital Revenue, Scottsdale
  Hospital, Weekly Demand Note, 3.65%, 9/1/22 ..................................  3,000,000          A1+             3,000,000

California
City of Riverside, CA, Countrywood Apartments, Multi-Family Revenue,
  Series 1985 D, Weekly Demand Bonds, 4.25%, 11/1/30 ...........................  1,500,000          A1              1,500,000
Corona Multi-Family Housing Revenue, Weekly Demand Note, 4.25%, 2/1/05 .........  1,900,000          A1              1,900,000
Huntington Beach, CA, Multi-Family Housing Revenue, River Meadows Apartments,
  Series B, Weekly Demand Bonds, 3.8%, 12/1/05 .................................  4,800,000          A1+             4,800,000
Kern County, CA, Board of Education, Tax and Revenue Anticipation Notes,
   Series 1998, 4.5%, 7/7/98 ...................................................  2,000,000          SP1+            2,006,077
Los Angeles County, CA, Tax and Revenue Anticipation Notes, Series
  1997 A, 4.5%, 6/30/98 ........................................................  9,000,000          SP1+            9,032,538

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
San Marcos, CA, Redevelopment Agency, Multi-Family Rental Housing Agency,
  Weekly Demand Bonds, 4.25%, 6/1/05 ...........................................  1,900,000          A1              1,900,000

Colorado
Clear Creek County, CO, Colorado Counties Financing Program, Series 1988,
  Weekly Demand Note, 3.65%, 6/1/98 ............................................     60,000          A1+                60,000
Moffat County, Colorado Pollution Control, Pacific Projects, Daily Demand Note,
  5.1%, 5/1/13 .................................................................  2,650,000          VMIG1           2,650,000

Connecticut
Hartford Redevelopment Agency, Underwood Towers Project, Weekly Demand Note,
  3.95%, 6/1/20 ................................................................  2,000,000          A1+             2,000,000

District Of Columbia
District of Columbia, General Obligation, Series B1, Daily Demand Note, 4.99%,
  6/1/03 .......................................................................  9,500,000          A1+             9,500,000
District of Columbia, Transportation Authority, 4.5%, 9/30/98 ..................  1,500,000          SP1+            1,506,770

Florida
Dade County, FL, Water and Sewer System Revenue, Series 1994, Weekly Demand
  Note, 3.65%, 10/5/22 .........................................................  2,000,000          A1+             2,000,000
Jacksonville, FL, Pollution Control Authority, Floriod Power and Light, TECP,
  3.65%, 2/11/98 ...............................................................  2,000,000          A1              2,000,000
Pinellas, FL, Educational Facilities Authority, Refunding Pooled Loan,
  Series 1985, TECP, 3.75%, 2/23/98 ............................................  2,000,000          A1              2,000,000
University of Northern Florida Capital Improvement Revenue, Weekly Demand Note,
  4.2%, 11/1/24 ................................................................  2,000,000          VMIG1           2,000,000

Georgia
Burke County, GA, Development Authority, Pollution Control Georgia Power,
  Series 1995-2, Weekly Demand Note, 4.8%, 4/1/25 ..............................  6,700,000          VMIG1           6,700,000
Burke County, GA, Development Authority, Pollution Control Revenue, Weekly
  Demand Bonds, 3.65%, 1/1/16 ..................................................  1,200,000          A1+             1,200,000
Burke County, GA, Pollution Control Revenue, Ogelthorpe Power, Vogtle Project,
  Series 1994-A, Weekly Demand Note, 3.65%, 1/1/19 .............................  1,000,000          A1+             1,000,000
DeKalb Private Hospital Authority, Egleston Children's Hospital at Emory
  University, 1994 Series B, Weekly Demand Note, 3.7%, 3/1/24 ..................  1,400,000          A1+             1,400,000
Georgia Pooled Hospitals Equipment Loan Program, Series 1991, Daily
  Demand Note, 4.95%, 3/1/01 ...................................................  1,748,000          A1+             1,748,000
Turner County, GA, Industrial Development Revenue Coats & Clark Inc.
  Series 1984, VRDN, 4.1%, 10/1/98 .............................................    800,000          A1+               800,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Idaho
Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center
  Project, Series 1995, Daily Demand Note, 5.1%, 5/1/22 ........................  3,820,000          VMIG1           3,820,000
Idaho Tax Anticipation Notes, Series 1997, 4.625%, 6/30/98 .....................  1,000,000          MIG1            1,003,715

Illinois
Chicago, Illinois O'Hare International Airport, General Airport Second Lien,
  Series A, Weekly Demand Note, 3.7%, 1/1/15 ...................................  1,500,000          A1+             1,500,000
Illinois Educational Facilities, Pooled Financing Program, TECP, 3.75%,
  2/25/98 ......................................................................  2,500,000          A1+             2,500,000
Illinois Educational Facilities Authority, University Pooled Finance Program,
  Weekly Demand Note, 3.8%, 12/1/05 ............................................  1,770,000          VMIG1           1,770,000
Illinois Health Facilities Authority, Rush Presbyterian St. Lukes Hospital,
  Series 1989 A, TECP, 3.75%, 3/23/98 ..........................................  1,500,000          A1+             1,500,000

Indiana
Indiana Bond Bank, Advance Funding Notes, Series 1997 A-2, 4.25%, 1/21/98 ......  1,000,000          MIG1            1,000,291

Iowa
Iowa Schools, Cash Anticipation Program, Series 1997 A, 4.5%, 6/26/98 ..........  2,000,000          SP1+            2,005,798

Kansas
Burlington, KS, Power and Light Pollution Control Revenue, TECP, 3.75%,
  3/3/98 .......................................................................  2,000,000          A1              2,000,000

Kentucky
Mayfield, KY, Multi-City Lease Revenue Kentucky League of Cities Funding Trust,
  Weekly Demand Note, Series 1996, 3.9%, 7/1/26 ................................  2,000,000          VMIG1           2,000,000

Louisiana
Louisiana Public Facilities Authority Hospital Revenue, Willis Knighton Medical
  Center, Weekly Demand Note, 3.7%, 9/1/25 .....................................  3,000,000          VMIG1           3,000,000
West Baton Rouge, Louisiana Industrial District #3, Series 1987, TECP, 3.8%,
  1/21/98 ......................................................................  1,400,000          P1              1,400,000

Massachusetts
Massachusetts Bay Transportation Authority, Series 1997 B, 4.5%, 9/4/98 ........  2,000,000          MIG2            2,008,169
Massachusetts Health & Educational Facilities Authority, Series D, Weekly
  Demand Note, 5%, 1/1/35 ......................................................  6,800,000          A1+             6,800,000

Minnesota
Southern Minnesota Municipal Power Agency, Power Supply System, TECP,
  Series B, 3.7%, 3/11/98 ......................................................    800,000          P1                800,000

Missouri
Columbia, MO, Special Obligation, Weekly Demand Note, 3.7%, 6/1/08 .............  2,700,000          VMIG1           2,700,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educational Facilities Authority, VRDN, 5%, 9/1/30 ...........  5,000,000          VMIG1           5,000,000
St. Louis County, MO, Industrial Development Authority, Kirkwood Project,
  Series 1985, Weekly Demand Note, 4.275%, 12/1/15 .............................  1,000,000          P1              1,000,000

Montana
Montana State, Tax and Revenue Anticipation Notes, Series 1997 C, 4.5%,
  6/30/98 ......................................................................  1,500,000          SP1+            1,504,897

Nebraska
Nebraska Public Power District (All Districts), Series 1996, TECP, 3.7%,
  3/10/98 ......................................................................  2,060,000          P1              2,060,000

New Mexico
Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991, Weekly Demand Note,
  3.7%, 7/1/22 .................................................................  2,000,000          A1+             2,000,000
Belen Industrial Revenue Refunding Bond, United Desiccants Project, Weekly
  Demand Note, 4%, 4/1/00 ......................................................    700,000          SK                700,000

New York
Municipal Assistance Corp for New York City, Series K1, Weekly Demand Note,
  3.55%, 7/1/08 ................................................................  1,000,000          A1+             1,000,000
New York City, NY, General Obligation Unlimited, Daily Demand Note, 5%,
  8/15/05 ......................................................................  7,100,000          A1+             7,100,000
New York City, NY, Municipal Water Finance Authority, Series C, Daily Demand
  Note, 5.1%, 6/15/23 ..........................................................  5,000,000          VMIG1           5,000,000
New York State Energy Research & Development Authority, Pollution Control
  Revenue, Orange & Rockland Utilities Project, Weekly Demand Note, 3.55%,
  8/1/15 .......................................................................  1,000,000          VMIG1           1,000,000
Suffolk County, NY, TAN, 4.25%, 8/13/98 ........................................  8,000,000          SP1+            8,030,240

North Carolina
North Carolina Medical Care Common Hospital Revenues, Series 1985, Weekly
  Demand Note, 3.75%, 12/1/25 ..................................................  8,100,000          A1+             8,100,000

North Dakota
Grand Forks, ND, Hospital Facilities Revenue, Daily Demand Note, 5.1%,
  12/1/16 ......................................................................  2,400,000          VMIG1           2,400,000

Ohio
Cuyahoga County, OH, Health & Education, University Hospital of Cleveland,
  Daily Demand Note, 5.2%, 1/1/16 ..............................................  3,800,000          VMIG1           3,800,000
Ohio State, Air Quality Development Authority Revenue Cincinnati Gas and
  Electric, Daily Demand Note, 5%, 9/1/30 ......................................  2,400,000          A1+             2,400,000
Ohio State University Revenue, General Receipts Bonds, Weekly Variable Rate
  Demand Bond, Series 1986 B, 4.05%, 12/1/06 ...................................  2,900,000          A1+             2,900,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Oregon
Oregon General Obligation, Series 1973-G, Weekly Demand Note, 3.65%, 12/1/18 ...  1,900,000          VMIG1           1,900,000

Pennsylvania
Delaware Valley, PA, Regional Finance Authority, Weekly Demand Note, 3.65%,
  12/1/20 ......................................................................  1,600,000          VMIG1           1,600,000
Elk County Pennsylvania Industrial Development Authority, Series 1989, VRDN,
  4.415%, 3/1/04 ...............................................................  1,750,000          SK              1,750,000
Emmaus, PA, General Authority Local Government, Revenue Bond Pool Program,
  Weekly Demand Note, 3.8%, 3/1/24 .............................................  1,000,000          A1+             1,000,000
Philadelphia, PA, Tax and Revenue Anticipation Note, Series 1997A, 4.5%,
  6/30/98 ......................................................................  2,000,000          MIG1            2,004,741
Philadelphia, PA, School District, Tax and Revenue Anticipation Notes,
  Series 1993A, 4.5%, 7/1/98 ...................................................  2,000,000          SK              2,005,939
Temple University of the Commonwealth, PA, Higher Education, Series 1997,
  4.75%, 5/18/98 ...............................................................  2,000,000          SP1+            2,006,135

South Carolina
South Carolina Public Service Authority Revenue, Weekly Demand Note, 4.25%,
  1/1/23 .......................................................................  2,000,000          A1+             2,000,000

Tennessee
Clarksville, TN, Public Building Authority Pooled Financing, Series 1990,
  Weekly Demand Note, 3.65%, 7/1/13 ............................................  2,585,000          VMIG1           2,585,000
Franklin, TN, Industrial Development Revenue, Franklin Oaks Apartments, Weekly
  Demand Note, Series 1985, 4.15%, 12/15/21 ....................................  5,500,000          VMIG1           5,500,000
Metropolitan Nashville Airport Authority, TN, Special Facilities Revenue,
  American Airlines, Variable Rate Demand Note, 5%, 10/1/12 ....................  1,500,000          A1+             1,500,000

Texas
Austin, TX, Utility Systems Revenue, TECP, 3.75%, 3/24/98 ......................  3,000,000          A1+             3,000,000
Grapevine, TX, Industrial Development Authority Corp., Series B1, Daily Demand
  Note, 5%, 12/1/24 ............................................................    600,000          P1                600,000
Harris County, TX, Health Facilities Authority, St. Lukes, Daily Demand Note,
  5%, 2/15/27 .................................................................. 10,000,000          A1+            10,000,000
Harris County, TX, Pollution Control Revenue (Exxon Project) 1984 Series A,
  Daily Demand Note, 5%, 3/1/24 ................................................  1,900,000          A1+             1,900,000
Harris County, TX, Tax Anticipation Note, Series 1997, 4.25%, 2/27/98 ..........  1,000,000          MIG1            1,000,808
Lone Star, TX, Airport Improvement Authority, Daily Demand Note, Series
  1995 A-3, 5%, 12/1/14 ........................................................  1,300,000          VMIG1           1,300,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt Terminals,
  Series 1989, Weekly Demand Note, 3.7%, 1/15/14 ...............................  1,500,000          A+              1,500,000
San Antonio, TX, Electric & Gas City Public Services, TECP, 3.75%, 1/14/98 .....  1,500,000          P1              1,499,929
San Antonio, TX, Electric & Gas Public Services, Variable Rate Note, 3.8%,
  2/1/20 .......................................................................  2,700,000          A1+             2,700,000
San Antonio, TX, Industrial Development Authority, River Center Associates
  Project, Weekly Demand Note, 4.25%, 12/1/12 ..................................  2,800,000          SK              2,800,000
State of Texas, General Obligation, Veterans Housing Assistance Refunding
  Bonds, Series 1995, Weekly Demand Note, 3.65%, 12/1/16 .......................  2,400,000          A1+             2,400,000
State of Texas, Tax and Revenue Anticipation Note, Series 1998A, 4.75%,
  8/31/98 ...................................................................... 10,000,000          MIG1           10,063,440
Texas State Water Development Board, Weekly Demand Note, 4.9%, 3/1/15 ..........  7,900,000          A1+             7,900,000

Utah
Intermountain Power Agency, Power Supply Revenue Bonds, Series 1985F, TECP,
  3.7%, 2/11/98 ................................................................  1,700,000          A1+             1,700,000
Salt Lake City, UT, Pollution Control Revenue, British Petroleum Station
  Project, Series 1994 B, Daily Demand Note, 4.9%, 8/1/07 ......................  4,000,000          P1              4,000,000
State of Utah, General Obligation, Highway, TECP, Series 1997 B, 3.75%,
  2/4/98 .......................................................................  2,000,000          A1+             2,000,000

Vermont
Vermont Industrial Development Authority, Mount Snow, Limited Series 1904,
  VRDN, 4.415%, 4/1/99 .........................................................    435,000          SK                435,000
Vermont Industrial Development, Vermont Marble Company, Series 1984, VRDN,
  4.415%, 12/1/04 ..............................................................  3,575,000          SK              3,575,000
Vermont Student Assistance Corporation, Student Loan Revenue, VRDN, 3.8%,
  1/1/04 .......................................................................  4,915,000          VMIG1           4,915,000

Washington
State of Washington Various Purpose General Obligation, Series 1996 B, Weekly
  Demand Note, 3.6%, 6/1/20 ....................................................  2,400,000          A1+             2,400,000
Washington Healthcare Facilities Authority Revenue, Fred Hutchinson Cancer
  Center, Variable Rate Demand Note, Series 1996, 5.1%, 1/1/23 .................  7,800,000          VMIG1           7,800,000
Washington Motor Vehicle Fuel Tax, General Obligation, Series 1996, 5%,
  7/1/98 .......................................................................  1,000,000          SK              1,005,610
Washington Public Power Supply System, Projects #1 and #3, Refunding Revenue,
  Series 1993-1A1, Weekly Demand Note, 3.75%, 7/1/18 ...........................  1,475,000          VMIG1           1,475,000
Washington State Public Power Supply System, Nuclear Project #1, 1993
  Series 1A-1, Weekly Demand Note, 3.65%, 7/1/17 ...............................  4,700,000          A1              4,700,000

Wisconsin
Wausau, WI, Pollution Control Revenue, Minnesota Mining and Manufacturing,
  Series 1982, Weekly Demand Notes, 4.428%, 8/1/17 .............................    500,000          AAA               500,000

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Tax Free Money Market Series

                                                                                                    Credit
                                                                                  Principal       Rating (b)        Value ($)
                                                                                 Amount ($)       (Unaudited)       (Note A)
------------------------------------------------------------------------------------------------------------------------------
Wyoming
Uinta County, WY, Pollution Control, Chevron Series 1992, Series Demand Note,
  5%, 12/1/22 ..................................................................  4,500,000          VMIG1           4,500,000
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $280,728,097) (a)                                                       280,728,097
------------------------------------------------------------------------------------------------------------------------------

(a)   Cost for federal income tax purposes was $280,728,097.

(b) Credit ratings (unaudited) shown are either by Moody's Investors Service, Inc., Standard & Poor's Corporation or Scudder Kemper

 Moody's     Standard & Poor's

 P1          A1/A1+                   Commercial paper of the highest quality.

 MIG1
 MIG2        SP1/SP1+                 Short-term tax-exempt instrument of the
                                      best quality with strong protection.

 VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

 Abbreviations used in the statement:

 TECP  Tax Exempt Commercial Paper     VRDN        Variable Rate Demand Note

 GO    General Obligation              RAN         Revenue Anticipation Note

 TAN   Tax Anticipation Note           TRAN        Tax Revenue Anticipation Note

SK These securities are not rated by either Moody's or Standard & Poor's. Scudder Kemper has determined that these securities are of comparable quality to rated acceptable notes on a cash flow basis and are of appropriate credit for the standards required by the Fund's investment objective.

    The accompanying notes are an integral part of the financial statements.

Scudder Insitutional Shares/Government Money Market Series
Investment Portfolio
December 31, 1997

                                                                                            Principal              Value ($)
                                                                                            Amount ($)              (Note A)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 9.6%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 12/31/97 at 6%,
  to be repurchased at $8,073,690 on 1/2/98, collateralized by a $8,245,000 U.S.                                  ------------
  Treasury Note, 5.625%, 12/31/99 (Cost $8,071,000) .....................................      8,071,000             8,071,000
                                                                                                                  ------------
U.S. Government Agency Obligations 90.4%
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, Discount Note, 1/7/98 ...........................................      5,000,000             4,995,507
Federal Home Loan Bank, Discount Note, 1/14/98 ..........................................      2,000,000             1,996,078
Federal Home Loan Bank, Discount Note, 2/11/98 ..........................................      5,000,000             4,967,940
Federal Home Loan Bank, Discount Note, 3/6/98 ...........................................      4,000,000             3,961,316
Federal Home Loan Bank, Discount Note, 3/16/98 ..........................................      2,000,000             1,978,047
Federal Home Loan Bank, Discount Note, 4/13/98 ..........................................      2,000,000             1,969,287
Federal Home Loan Bank, Discount Note, 5/1/98 ...........................................      2,000,000             1,963,933
Federal Home Loan Mortgage, Discount Note, 1/30/98 ......................................      4,000,000             3,981,666
Federal Home Loan Mortgage, Discount Note, 2/6/98 .......................................      4,000,000             3,978,119
Federal Home Loan Mortgage, Discount Note, 2/11/98 ......................................      2,000,000             1,987,529
Federal Home Loan Mortgage, Discount Note, with various maturities to 2/27/98 ...........      5,000,000             4,959,902
Federal Home Loan Mortgage, Discount Note, 3/11/98 ......................................      1,000,000               989,439
Federal National Mortgage Assoc., Discount Note, with various maturities to 8/10/98 .....     33,985,000            33,483,615
Federal National Mortgage Assoc., 5.51%, 3/14/98* .......................................      5,000,000             5,000,000
------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $76,212,378)                                                         76,212,378
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $84,283,378) (a)                                                         84,283,378
------------------------------------------------------------------------------------------------------------------------------

  (a) Cost for federal income tax purposes was $84,283,378.
    * Floating rate security; date shown is next interest rate change.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statement of Assets and Liabilities
as of December 31, 1997

                                                                                            Tax Free         Government
                                                                            Money             Money             Money
Assets                                                                  Market Series     Market Series     Market Series
---------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (for cost, see accompanying
                   lists of investment portfolios) ................   $1,039,436,048     $ 280,728,097     $  84,283,378
                 Cash .............................................          559,470           152,979             2,867
                 Receivable for Fund shares sold ..................          397,856                --             2,419
                 Receivable for investments sold ..................               --           385,000                --
                 Interest receivable ..............................        6,032,437         1,642,523            14,934
                 Reimbursement due from Adviser ...................           84,364            51,279            17,786
                 Other assets .....................................           44,566            31,271            46,401
                                                                     ----------------  ----------------  ----------------
                 Total assets .....................................    1,046,554,741       282,991,149        84,367,785
Liabilities
---------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ................               --        12,030,240                --
                 Dividends payable ................................        4,544,673           499,189           377,487
                 Accrued management fee ...........................          123,101            11,560            66,141
                 Other payables and accrued expenses ..............          358,252           225,126            54,018
                                                                     ----------------  ----------------  ----------------
                 Total liabilities ................................        5,026,026        12,766,115           497,646
                ---------------------------------------------------- ----------------  ----------------  ----------------
                 Net assets, at value .............................   $1,041,528,715     $ 270,225,034     $  83,870,139
                ---------------------------------------------------- ----------------  ----------------  ----------------
Net Asset Value
---------------------------------------------------------------------------------------------------------------------------
                 Managed Shares:

                   Net assets applicable to shares outstanding ....    $ 368,915,638     $ 176,519,670     $  29,439,077
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized ..............      368,915,638       176,519,670        29,439,077
                   Net Asset Value, offering and redemption price    ----------------  ----------------  ----------------
                     per share (net assets / shares outstanding) ..            $1.00             $1.00             $1.00
                                                                     ----------------  ----------------  ----------------

                 Institutional Shares:

                   Net assets applicable to shares outstanding ....    $ 337,824,146     $  93,705,364     $  54,431,062
                   Shares outstanding of capital stock, $.001 par
                     value, 800,000,000, 500,000,000, and
                     1,500,000,000 shares authorized ..............      337,824,146        93,705,364        54,431,062
                   Net Asset Value, offering and redemption price    ----------------  ----------------  ----------------
                     per share (net assets / shares outstanding) ..            $1.00             $1.00             $1.00
                                                                     ----------------  ----------------  ----------------

                 Premium Money Market Shares:

                   Net assets applicable to shares outstanding ....    $ 334,788,931
                   Shares outstanding of capital stock, $.001 par
                     value, 2,000,000,000 shares authorized .......      334,788,931
                   Net Asset Value, offering and redemption price    ----------------
                     per share (net assets / shares outstanding) ..            $1.00
                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statement of Operations
year ended December 31, 1997

                                                                                            Tax Free         Government
                                                                            Money             Money             Money
Investment Income                                                       Market Series     Market Series     Market Series
-----------------------------------------------------------------------------------------------------------------------------
                 Interest ...........................................  $  31,972,083     $   4,866,249     $   3,380,968
                                                                       ----------------  ----------------  ----------------
                 Expenses:
                 Management fee .....................................      1,676,376           406,470           141,462
                 Shareholder services ...............................        735,033           239,629           121,051
                 Directors' fees and expenses .......................         14,498            14,465            10,463
                 Custodian and accounting fees ......................        145,605            68,147            58,130
                 Reports to shareholders ............................         47,389            11,016             7,312
                 Auditing ...........................................         23,642            20,615            27,915
                 Legal ..............................................         73,167            37,908            27,331
                 Registration fees ..................................         77,718            30,156            28,095
                 Other ..............................................         15,814            45,472            11,612
                                                                       ----------------  ----------------  ----------------
                 Total expenses before reductions ...................      2,809,242           873,878           433,371
                 Expense reductions .................................       (459,300)         (120,461)         (147,306)
                                                                       ----------------  ----------------  ----------------
                 Expenses, net ......................................      2,349,942           753,417           286,065
                -----------------------------------------------------  ----------------  ----------------  ----------------
                 Net investment income                                    29,622,141         4,112,832         3,094,903
                -----------------------------------------------------  ----------------  ----------------  ----------------
                -----------------------------------------------------  ----------------  ----------------  ----------------
                 Net increase in net assets resulting from
                   operations                                          $  29,622,141     $   4,112,832     $   3,094,903
                -----------------------------------------------------  ----------------  ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                        1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income .........................................      $ 29,622,141     $ 18,268,673
                                                                                   ----------------  ----------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) ........................       (16,811,273)     (18,268,673)
                                                                                   ----------------  ----------------
                 Net investment income (Institutional Shares) ..................        (8,101,246)              --
                                                                                   ----------------  ----------------
                 Net investment income (Premium Money Market Shares) ...........        (4,709,622)              --
                                                                                   ----------------  ----------------
                 Fund share transactions:
                 Managed Shares:
                 Proceeds from shares sold .....................................     1,604,556,971    2,285,419,535
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         7,105,515       10,791,498

                 Cost of shares redeemed .......................................    (1,674,045,123)  (2,236,431,853)
                                                                                   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ...............................................       (62,382,637)      59,779,180
                                                                                   ----------------  ----------------
                 Institutional Shares*:
                 Proceeds from shares sold .....................................       697,521,385               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         1,796,954               --

                 Cost of shares redeemed .......................................      (361,494,193)              --
                                                                                   ----------------  ----------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ...............................................       337,824,146               --
                                                                                   ----------------  ----------------
                 Premium Money Market Shares**:
                 Proceeds from shares sold .....................................       612,133,352               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ..............................         2,900,558               --

                 Cost of shares redeemed .......................................      (280,244,979)              --
                                                                                   ----------------  ----------------
                 Net increase in net assets from Fund share transactions .......       334,788,931               --
                                                                                   ----------------  ----------------
                 Increase (decrease) in net assets .............................       610,230,440       59,779,180
                 Net assets at beginning of period .............................       431,298,275      371,519,095
                                                                                   ----------------  ----------------
                 Net assets at end of period ...................................    $1,041,528,715     $431,298,275
                                                                                   ----------------  ----------------


* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

** For the period July 7, 1997 (commencement of sale of Premium Money Market Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Tax Free Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                 1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................     $  4,112,832     $  4,176,664
                                                                             ---------------  ---------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) .................       (2,806,394)      (4,176,664)
                                                                             ---------------  ---------------
                 Net investment income (Institutional Shares) ...........       (1,306,438)              --
                                                                             ---------------  ---------------
                 Fund share transactions:

                 Managed Shares:
                 Proceeds from shares sold ..............................      378,820,759      605,388,558
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................          640,423        2,369,718
                 Cost of shares redeemed ................................     (368,394,901)    (580,696,936)
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       11,066,281       27,061,340
                                                                             ---------------  ---------------
                 Institutional Shares*:
                 Proceeds from shares sold ..............................      159,246,687               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................           30,480               --
                 Cost of shares redeemed ................................      (65,571,803)              --
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       93,705,364               --
                                                                             ---------------  ---------------
                 Increase (decrease) in net assets ......................      104,771,645       27,061,340
                 Net assets at beginning of period ......................      165,453,389      138,392,049
                                                                             ---------------  ---------------
                 Net assets at end of period ............................     $270,225,034     $165,453,389
                                                                             ---------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares
Financial Statements
Statements of Changes to Net Assets

Government Money Market Series

                                                                                Years Ended December 31,
Increase (Decrease) in Net Assets                                                 1997             1996
-----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................     $  3,094,903     $  3,380,075
                                                                             ---------------  ---------------
                 Distributions to shareholders from:
                 Net investment income (Managed Shares) .................       (1,921,752)      (3,380,075)
                                                                             ---------------  ---------------
                 Net investment income (Institutional Shares) ...........       (1,173,151)              --
                                                                             ---------------  ---------------
                 Fund share transactions:

                 Managed Shares:
                 Proceeds from shares sold ..............................      204,615,796      475,466,734
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................          426,890        2,288,409
                 Cost of shares redeemed ................................     (203,521,896)    (499,812,580)
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................        1,520,790      (22,057,437)
                                                                             ---------------  ---------------
                 Institutional Shares*:
                 Proceeds from shares sold ..............................      115,334,278               --
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................              449               --
                 Cost of shares redeemed ................................      (60,903,665)              --
                                                                             ---------------  ---------------
                 Net increase (decrease) in net assets from Fund share
                    transactions ........................................       54,431,062               --
                                                                             ---------------  ---------------
                 Increase (decrease) in net assets ......................       55,951,852      (22,057,437)
                 Net assets at beginning of period ......................       27,918,287       49,975,724
                                                                             ---------------  ---------------
                 Net assets at end of period ............................     $ 83,870,139     $ 27,918,287
                                                                             ---------------  ---------------

* For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

    The accompanying notes are an integral part of the financial statements.

Scudder Institutional Shares/Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                             Years Ended December 31,
                                 1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                               ----------------------------------------------------------------------------------------
Net investment income ........    .051     .049     .054     .038     .028     .037     .059     .076     .086     .070
Distributions from net
   investment
   income ....................   (.051)   (.049)   (.054)   (.038)   (.028)   (.037)   (.059)   (.076)   (.086)   (.070)
Net asset value, end of        ----------------------------------------------------------------------------------------
   period ....................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
-----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .........    5.21     4.97     5.57     3.86     2.81     3.74     6.07     7.92     8.93     7.21
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..............     369      431      372      367      324      305      347      385      331      389
Ratio of operating expenses,
   net to average daily net
   assets (%) ................     .49      .55      .55      .55      .55      .55      .55      .67      .72      .65
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ................     .59      .62      .68      .68      .66      .64      .64      .70      .72      .65
Ratio of net investment income
   to average daily net
   assets (%) ................    5.00     4.86     5.45     3.84     2.78     3.76     5.93     7.64     8.56     6.95

(a) Total returns are higher due to maintenance of the Fund's expenses for the years ended December 31, 1990 to December 31, 1997.

* Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into three classes, of which Scudder Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Institutional Shares/Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period .............................................            $1.000
                                                                                         ---------------
Net investment income ............................................................              .022
Distributions from net investment income .........................................             (.022)
                                                                                         ---------------
Net asset value, end of period ...................................................            $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................................................              2.25**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................................               338
Ratio of operating expenses, net to average daily net assets (%) .................               .26*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ....................................................................               .31*
Ratio of net investment income to average daily net assets (%) ...................              5.39*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares/Money Market Series

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout the period and other performance information derived from the financial statements.

Premium Money Market Shares

                                                                                          For the Period
                                                                                           July 7, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                        Premium Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period .............................................            $1.000
                                                                                         ---------------
Net investment income ............................................................              .026
Distributions from net investment income .........................................             (.026)
                                                                                         ---------------
Net asset value, end of period ...................................................            $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) .............................................................              2.62**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................................               335
Ratio of operating expenses, net to average daily net assets (%) .................               .38*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ....................................................................               .43*
Ratio of net investment income to average daily net assets (%) ...................              5.50*

(a)   Total return is higher due to the maintenance of Fund expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares/Tax Free Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                             Years Ended December 31,
                                 1997         1996      1995      1994      1993      1992      1991      1990      1989      1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of  ----------------------------------------------------------------------------------------------------
   period ...................   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                               ----------------------------------------------------------------------------------------------------
Net investment income .......     .030         .028      .032      .023      .018      .025      .042      .053      .057      .049
Distributions from net
   investment income
   and net realized
   capital gains ............    (.030)       (.028)    (.032)    (.023)    (.018)    (.025)    (.042)    (.053)    (.057)    (.049)
Net asset value,               ----------------------------------------------------------------------------------------------------
   end of period ............   $1.000       $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ............     3.07(a)      2.88      3.30      2.29      1.85      2.56      4.20      5.47      5.91      4.98
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      177          165       138       125       107        91       107       135       137       261
Ratio of operating expenses,
   net to average daily
   net assets (%) ...........      .65          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ...............      .74          .72       .79       .77       .78       .77       .75       .77       .76       .60
Ratio of net investment
   income to average
   daily net assets (%) .....     2.99         2.84      3.25      2.26      1.83      2.54      4.14      5.33      5.72      4.85

(a)   Total return is higher due to the maintenance of the Fund's expenses.
* Effective July 7, 1997, Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) was divided into two classes, of which Scudder Tax Free Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Insitutional Shares/Tax Free Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         ---------------
Net investment income ...........................................................              0.014
Distributions from net income ...................................................             (0.014)
                                                                                         ---------------
Net asset value, end of period ..................................................             $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               1.40**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 94
Ratio of operating expenses, net to average daily net assets (%) ................                .37*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               3.36*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares/Government Money Market Series
Financial Highlights

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares*

                                                           Years Ended December 31,
                                1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                              ----------------------------------------------------------------------------------------
Net investment income .......    .049     .048     .054     .037     .026     .035     .056     .075     .084     .069
Distributions from net
   investment
   income ...................   (.049)   (.048)   (.054)   (.037)   (.026)   (.035)   (.056)   (.075)   (.084)   (.069)
Net asset value, end of       ----------------------------------------------------------------------------------------
   period ...................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
----------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ........    5.02     4.91     5.49     3.75     2.68     3.51     5.65     7.73     8.81     7.13
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .............      29       28       50       69       92      151       87       82       64      409
Ratio of operating expenses,
   net to average daily net
   assets (%) ...............     .55      .55      .55      .55      .55      .55      .55      .73      .75      .69
Ratio of operating expenses
   before expense reductions,
   to average daily net
   assets (%) ...............     .84      .77      .86      .84      .77      .76      .80      .80      .80      .69
Ratio of net investment
   income to average daily
   net assets (%) ...........    4.93     4.81     5.36     3.61     2.65     3.39     5.54     7.48     8.42     6.83

(a) Total returns are higher, for the periods indicated, due to maintenance of the Fund's expenses, except for the year ended December 31, 1988.
* Effective July 7, 1997, Scudder Government Money Market Series (formerly known as the Managed Government Securities Fund) was divided into two classes, of which Scudder Government Money Market Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.

Scudder Institutional Shares/Government Money Market Series

The following table includes selected data for a share of the Institutional Shares class outstanding throughout the period and other performance information derived from the financial statements.

Institutional Shares

                                                                                          For the Period
                                                                                          August 4, 1997
                                                                                           (commencement
                                                                                            of sale of
                                                                                           Institutional
                                                                                            Shares) to
                                                                                         December 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                         ---------------
Net asset value, beginning of period ............................................             $1.000
                                                                                         ---------------
Net investment income ...........................................................               .022
Distributions from net investment income ........................................              (.022)
                                                                                         ---------------
Net asset value, end of period ..................................................             $1.000
------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............................................................               2.17**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................                 54
Ratio of operating expenses, net to average daily net assets (%) ................                .31*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................                .46*
Ratio of net investment income to average daily net assets (%) ..................               5.21*

(a)   Total return is higher due to maintenance of the Fund's expenses.
*     Annualized
**    Not annualized

Scudder Institutional Shares

Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company comprised of three diversified money market portfolios:
Scudder Money Market Series (formerly known as Managed Cash Fund), Scudder Tax Free Money Market Series (formerly known as Managed Tax Free Fund), and Scudder Government Money Market Series (formerly known as Managed Government Securities
Fund) (collectively, the "Funds"). The Board of Directors of the Company has approved a multi-class system for each Fund effective July 7, 1997, such that Scudder Tax Free Money Market Series and Scudder Government Money Market Series may offer two classes of shares, Institutional Class and Managed Class and Scudder Money Market Series may offer three classes of shares, Institutional Class, Managed Class and Premium Money Market Class.

Security Valuation. Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

Federal Income Taxes. The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

Dividends. Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Other. Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"). The transaction between Scudder and Zurich resulted in the termination of the Company's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Company and Scudder Kemper was approved by the Company's Board of Directors and by the Company's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Company.

The Company retains Scudder Kemper as investment manager for the Funds, pursuant to investment advisory agreements between Scudder Kemper and the Company on behalf of each such Fund. For the period January 1, 1997 through July 7, 1997, the Adviser received an investment management fee from each Fund at an annual rate of 0.40% for the first $1.5 billion of average daily net assets and 0.35% of such assets in excess of $1.5 billion. Through July 7, 1997, the Adviser agreed to waive a portion of its investment management fee for each of the Money Market Series and the Government Money Market Series to the extent necessary so that annualized expenses of each Fund would not exceed 0.55% of average daily net assets. Effective July 7, 1997, the Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for each Fund. For the period July 7, 1997 to December 31, 1997, the Adviser has agreed to waive a portion of its investment management fee for each of the Money Market Series, Tax Free Money Market Series, and Government Money Market Series to the extent necessary so that the total annualized investment management fee of each Fund does not exceed 0.20%, 0.15%, and 0.10%, respectively.

For the year ended December 31, 1997, the Adviser did not impose fees of $374,936, $69,182, and $129,520 and did impose fees of $1,301,440, $337,288, and
$11,942, of which $123,101, $11,560, and $66,141, remain unpaid, for the Money
Market Series, Tax Free Money Market Series, and Government Money Market Series, respectively.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of the Funds has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the year ended December 31, 1997 the following amounts were charged:

                                                                      Government
                            Money Market           Tax Free             Money
                            Money Market         Money Market           Market
                               Series                Series             Series

      Managed Class          $  192,796           $   32,322          $   43,655

      Institutional Class        23,214               23,214              23,214

      Premium Class              60,124                   --                  --
                             ----------           ----------          ----------
                             $  276,134           $   55,536          $   66,869
                             ==========           ==========          ==========

Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and the Adviser for performing shareholder servicing functions for their customers who own shares in the Funds. Effective July 7, 1997, the Adviser has agreed to reimburse the Funds for amounts payable by the Scudder Managed Class Shares, such that the fees in basis points paid by the class will be no greater than the total transfer agent fee payable to SSC. For the period July 7, 1997 to December 31, 1997, the Adviser's reimbursement payable aggregated $84,364 for the Money Market Series, $51,279 for the Tax Free Money Market Series, and $17,786 for the Government Money Market Series.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the year ended December 31, 1997, the amount charged to the Funds by SFAC aggregated $109,482 for the Money Market Series, $56,782 for the Tax Free

Money Market Series, and $51,695 for the Government Money Market Series, of which $12,144, $5,092, and $2,677, respectively, remain unpaid at December 31, 1997.

The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $224,106, an applicable portion of which is included in accrued expenses of each such Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on number of shareholder accounts. For the year ended December 31, 1997, the following amounts were paid:

                            Money Market           Tax Free         Government Money
                               Series            Money Market            Market
                                                    Series               Series
      Managed Class           $   26,866          $    4,782           $    4,782

      Institutional Class          7,749               2,530                2,530

      Premium Class               14,880                  --                   --
                              ----------          ----------           ----------
                              $   49,495          $    7,312           $    7,312
                              ==========          ==========           ==========

Report of Independent Accountants

To the Board of Directors and Shareholders of Scudder Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Money Market Series, Money Market Series and Tax Free Money Market Series (each a separate portfolio of Scudder Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures when confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
Boston, Massachusetts
February 23, 1998

Tax Information (Unaudited)

The total amount of dividends declared in 1997 by each of the Government Money Market Series Portfolio and Money Market Series Portfolio of Scudder Fund, Inc. are taxable as ordinary dividend income for Federal income tax purposes. None of this amount qualifies for the dividends received deduction available to corporations.

All of the dividends from the Tax Free Money Market Series Portfolio declared in 1997 are exempt from Federal income tax. However, in accordance with the Internal Revenue Code, you are required to report them on your 1997 Federal income tax return.

Although dividend income from the Tax Free Money Market Series Portfolio is exempt from Federal taxation, it may not be exempt from state or local taxation. You should consult your tax advisor as to the state and local tax status of the dividends you received.

                           Stockholder Meeting Results

                               Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Money Market Series of Scudder Institutional Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

          For            Against         Abstain        Broker Non-Votes*
          ---            -------         -------        -----------------

      315,119,454           0               0                   0

2.    To elect Directors.


                                                 Number of Votes:
                                                 ----------------

              Director                    For                      Withheld
              --------                    ---                      --------

 Dr. Rosita P. Chang                  315,119,454                     0

 Edgar R. Fiedler                     315,119,454                     0

 Peter B. Freeman                     315,119,454                     0

 Dr. J. D. Hammond                    315,119,454                     0

 Richard M. Hunt                      315,119,454                     0

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.


                                Number of Votes:
                                ----------------

          For              Against      Abstain        Broker Non-Votes*
          ---              -------      -------        -----------------

      282,519,764        32,599,690        0                   0

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        282,519,764       32,599,690            0                  0

       4.2  Borrowing                              282,519,764       32,599,690            0                  0

       4.3  Senior securities                      282,519,764       32,599,690            0                  0

       4.4  Concentration                          282,519,764       32,599,690            0                  0

       4.5  Underwriting of securities             282,519,764       32,599,690            0                  0

       4.6  Investment in real estate              282,519,764       32,599,690            0                  0

       4.7  Purchase of physical commodities       282,519,764       32,599,690            0                  0

       4.8  Loans                                  282,519,764       32,599,690            0                  0

       4.9  Equity or convertible securities       282,519,764       32,599,690            0                  0

       4.10 Exercising control or management       282,519,764       32,599,690            0                  0

       4.11 Restricted securities                  282,519,764       32,599,690            0                  0

       4.12 10% of total assets in illiquid        282,519,764       32,599,690            0                  0
            securities

       4.13 Purchase on margin or short sales      282,519,764       32,599,690            0                  0

       4.14 Puts, calls, warrants, or options      282,519,764       32,599,690            0                  0

       4.15 Pledging or mortgaging assets          282,519,764       32,599,690            0                  0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

        315,119,454                      0                          0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                           Stockholder Meeting Results

                          Tax Free Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Tax Free Money Market Series of Scudder Institutional Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For            Against          Abstain       Broker Non-Votes*
         ---            -------          -------       -----------------

      90,044,677           0                0                  0

2.    To elect Directors.


                                                  Number of Votes:
                                                  ----------------

              Director                     For                      Withheld
              --------                     ---                      --------

 Dr. Rosita P. Chang                    90,044,677                     0

 Edgar R. Fiedler                       90,044,677                     0

 Peter B. Freeman                       90,044,677                     0

 Dr. J. D. Hammond                      90,044,677                     0

 Richard M. Hunt                        90,044,677                     0

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.


                                Number of Votes:
                                ----------------

         For           Against           Abstain       Broker Non-Votes*
         ---           -------           -------       -----------------

      90,044,677          0                 0                  0

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        90,044,677            0                 0                  0

       4.2  Borrowing                              90,044,677            0                 0                  0

       4.3  Senior securities                      90,044,677            0                 0                  0

       4.4  Concentration                          90,044,677            0                 0                  0

       4.5  Underwriting of securities             90,044,677            0                 0                  0

       4.6  Investment in real estate              90,044,677            0                 0                  0

       4.7  Purchase of physical commodities       90,044,677            0                 0                  0

       4.8  Loans                                  90,044,677            0                 0                  0

       4.9  Equity or convertible securities       90,044,677            0                 0                  0

       4.10 Exercising control or management       90,044,677            0                 0                  0

       4.11 Restricted securities                  90,044,677            0                 0                  0

       4.12 10% of total assets in illiquid        90,044,677            0                 0                  0
            securities

       4.13 Purchase on margin or short sales      90,044,677            0                 0                  0

       4.14 Puts, calls, warrants, or options      90,044,677            0                 0                  0

       4.15 Pledging or mortgaging assets          90,044,677            0                 0                  0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         90,044,677                      0                          0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

                           Stockholder Meeting Results

                         Government Money Market Series

A Special Meeting of Stockholders (the "Meeting") of the Scudder Government Money Market Series of Scudder Institutional Shares (the "Fund") was held on October 23, 1997, at the offices of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), 25th Floor, 345 Park Avenue (at 51st Street), New York, New York 10154. The following matters were voted upon by the stockholders (the resulting votes for each matter are presented below).

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.


                                Number of Votes:
                                ----------------

         For           Against           Abstain       Broker Non-Votes*
         ---           -------           -------       -----------------

      51,788,981          0                 0                  0

2.    To elect Directors.


                                                 Number of Votes:
                                                 ----------------

              Director                    For                     Withheld
              --------                    ---                     --------

 Dr. Rosita P. Chang                   51,788,981                     0

 Edgar R. Fiedler                      51,788,981                     0

 Peter B. Freeman                      51,788,981                     0

 Dr. J. D. Hammond                     51,788,981                     0

 Richard M. Hunt                       51,788,981                     0

3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise.


                                Number of Votes:
                                ----------------

         For           Against           Abstain       Broker Non-Votes*
         ---           -------           -------       -----------------

      51,788,981          0                 0                  0

4. To approve the revision of certain fundamental investment policies.


                                                                            Number of Votes:
                                                                            ----------------

              Fundamental Policies                     For            Against           Abstain       Broker Non-Votes*
              --------------------                     ---            -------           -------       -----------------

       4.1  Diversification                        51,788,981            0                 0                  0

       4.2  Borrowing                              51,788,981            0                 0                  0

       4.3  Senior securities                      51,788,981            0                 0                  0

       4.4  Concentration                          51,788,981            0                 0                  0

       4.5  Underwriting of securities             51,788,981            0                 0                  0

       4.6  Investment in real estate              51,788,981            0                 0                  0

       4.7  Purchase of physical commodities       51,788,981            0                 0                  0

       4.8  Loans                                  51,788,981            0                 0                  0

       4.9  Equity or convertible securities       51,788,981            0                 0                  0

       4.10 Exercising control or management       51,788,981            0                 0                  0

       4.11 Restricted securities                  51,788,981            0                 0                  0

       4.12 10% of total assets in illiquid        51,788,981            0                 0                  0
            securities

       4.13 Purchase on margin or short sales      51,788,981            0                 0                  0

       4.14 Puts, calls, warrants, or options      51,788,981            0                 0                  0

       4.15 Pledging or mortgaging assets          51,788,981            0                 0                  0

5. To ratify the selection of Price Waterhouse LLP as the Fund's independent accountants.


                                 Number of Votes:
                                 ----------------

            For                       Against                    Abstain
            ---                       -------                    -------

         51,788,981                      0                          0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

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

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.


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